Acquisitions (Schedule of Allocation of Purchase Price) (Details) (Bemag Transformer Inc. [Member], USD $)	Jul. 01, 2011
Bemag Transformer Inc. [Member]
Purchase Price:
Cash	$ 6,231,000
Debt repaid at closing	2,830,000
Total consideration	9,061,000
Purchase Price Allocation:
Accounts receivable	2,870,000
Inventory	3,040,000
Prepaid expenses	30,000
Deferred income taxes	3,000
Income taxes receivable	181,000
Property and equipment	3,488,000
Accounts payable and accrued liabilities	(2,683,000)
Deferred tax liabilities	(744,000)
Net tangible assets acquired	6,185,000
Intangible assets acquired	1,476,000
Goodwill	1,400,000
Total purchase price	$ 9,061,000